Employee compensation	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Employee compensation
15.	Employee compensation
The Company incurred employee compensation and benefit expenses of $29,203 for the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $12,988).